Note 7 - Deposits (Details) - Interest Expense on Deposits (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Expense on Deposits [Abstract]
NOW and Money Market accounts	$ 1,521,465	$ 2,011,796	$ 2,580,341
Savings accounts	53,647	80,968	118,432
Certificate accounts	1,295,864	1,999,060	3,099,265
Early withdrawal penalties	(11,378)	(15,630)	(19,775)
	$ 2,859,598	$ 4,076,194	$ 5,778,263